Administrative and Selling Expenses - Additional Information (Detail) - Selling, general and administrative expense [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Past service cost	$ 5.4	$ 0.0
Pension defined benefit plans [member]
Statement [Line Items]
Past service cost	5.0
Post-employment medical defined benefit plans [member]
Statement [Line Items]
Past service cost	$ 0.4